Consolidated Balance Sheets (Parentheticals) - $ / shares		Jul. 31, 2025	Jul. 31, 2024
Class A Ordinary Shares
Ordinary shares, per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	200,000,000	200,000,000
Ordinary shares, shares issued	[1]	48,000,000	48,000,000
Ordinary shares, shares outstanding	[1]	48,000,000	48,000,000
Class B Ordinary Shares
Ordinary shares, per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	20,000,000	20,000,000
Ordinary shares, shares issued	[1]	12,000,000	12,000,000
Ordinary shares, shares outstanding	[1]	12,000,000	12,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 13); As of July 31, 2025, the Company’s authorized share capital consists of 500,000,000 ordinary shares of US$0.0001 par value each, comprising 200,000,000 Class A shares, 20,000,000 Class B shares and 280,000,000 ordinary shares authorized but not designated. The Board of Directors is authorized, prior to issuance, to designate any of the unissued 280,000,000 ordinary shares as either Class A or Class B.